Recent Accounting Pronouncements - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Lease liability	$ 903	$ 1,669
Less than 1 year [Member]
Statement Line Items [Line Items]
Lease liability	648
1 - 3 years [Member]
Statement Line Items [Line Items]
Lease liability	253
4 - 5 years [Member]
Statement Line Items [Line Items]
Lease liability	2
More than 5 years [Member]
Statement Line Items [Line Items]
Lease liability